Net (loss) income per Ordinary Share	12 Months Ended
Dec. 31, 2022
Net (loss) income per Ordinary Share
Net (loss) income per Ordinary Share

16.Net (loss) income per Ordinary Share

Net (loss) income per ordinary share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2020, 2021 and 2022:

	For the years ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net (loss) income —basic and diluted	(47,366,729)	(13,877,363)	515,014
Deemed dividend in relation to the convertible note	—	(1,368,866)	—
Net (loss) income attributable to ordinary shareholders	(47,366,729)	(15,246,229)	515,014
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	3,080,332,924	3,303,168,725	4,591,748,099
Diluted	3,080,332,924	3,303,168,725	4,592,307,849
Net (loss) income per share—basic and diluted
Basic	(0.02)	(0.005)	0.0001
Diluted	(0.02)	(0.005)	0.0001

As of December 31, 2020, 2021 and 2022, diluted net (loss) income per share does not include the following instruments as their inclusion would be antidilutive:

	For the years ended December 31,
	2020	2021	2022
Share options	290,614,107	328,286,866	266,047,366
Restricted shares units	37,740,804	23,653,423	26,173,123
Shares of convertible notes	—	182,060,731	30,113,147
Total	328,354,911	534,001,020	322,333,636